Going Concern	12 Months Ended
Dec. 31, 2015
Going Concern [Abstract]
Going Concern
3.	Going Concern

As a result of the historically low charter rates for drybulk vessels which have been affecting the Company for over five years, and the resulting material adverse impact on the Company’s results from operations, the accompanying consolidated financial statements have been prepared on a going concern basis. The Company has incurred net losses of $50,374, $12,688 and $48,705 during the years ended December 31, 2015, 2014 and 2013, respectively. The Company’s cash flow projections for 2016, indicate that cash on hand will not be sufficient to cover debt repayments scheduled as of December 31, 2015 and operating expenses and capital expenditure requirements for at least twelve months from the balance sheet date. As of December 31, 2015 and 2014, the Company had working capital deficits of $31,490 and $30,849, respectively. All of the above raises substantial doubt regarding the Company’s ability to continue as a going concern. Management plans to continue to provide for its capital requirements by issuing additional equity securities and debt in addition to executing their business plan. The Company’s ability to continue as a going concern is dependent upon its ability to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal course of business operations when they come due and to generate profitable operations in the future.

In January and April 2013, the Company received notifications from FBB that the Company is in default under its loan agreements as a result of the breach of certain covenants and the failure to pay principal and interest due under the loan agreements. Effective May 13, 2013, the bank’s deposits and loans other than the loans in definite delay and the bank’s network of nineteen branches were transferred to the National Bank of Greece (“NBG”). The license of FBB was revoked and the bank was placed under special liquidation. The Company’s loan facility and deposits have been transferred to NBG. On February 22, 2014, the Company and certain of its subsidiaries entered into terms with NBG for settlement of its obligations arising from the loan agreement with NBG. Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Company’s obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700. On September 17, 2014 the Company made a payment of $2,700 to reduce outstanding indebtedness with NBG. On September 24, 2014, the Company sold the M/V Free Impala, a 1997-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. Subsequently, the amount of $3,300 had been used to reduce outstanding indebtedness with NBG, which had a mortgage on the vessel. The agreed settlement of the Company’s obligations, arising from the loan agreement with NBG mentioned above, was not realized and negotiations have resumed for a new agreement. On June 18, 2015, the Company received from NBG a reservation of rights letter stating that the Bank may take any actions and may exercise all of their rights and remedies referred in the security documents. In December 2015, the Company received notification from NBG that the Company has not paid the aggregate amount of $13,551 constituting repayment installments, accrued loan and default interest due on December 16, 2015.

If the Company is not able to reach an agreement with NBG, its standalone lender, this could lead to the acceleration of the outstanding debt under its debt agreement. The Company’s failure to satisfy its covenants under its debt agreement and any consequent acceleration of its outstanding indebtedness would have a material adverse effect on the Company’s business operations, financial condition and liquidity.

In 2013, the Company did not pay the interest due in an aggregate amount of $354 or interest rate swap amounts in an aggregate of $256 pursuant to the Credit Suisse facility. On January 29, 2014, the Company entered into a deferral interest payment agreement with Credit Suisse, pursuant to which the interest payment of $115 due on January 31, 2014 was deferred to February 28, 2014. On February 3, 2014, the Company paid the amount of $201 to fully unwind the two interest rate swap agreements with Credit Suisse. On February 28, 2014, pursuant to the deferral interest payment agreement with Credit Suisse, the Company paid the deferred interest of $115.The Company received several reservation of right letters in 2013 stating that Credit Suisse may take any actions and may exercise all of their rights and remedies referred in the security documents. On January 30, 2014, the Company and certain of its subsidiaries entered into a term sheet with Credit Suisse in order to settle its obligations arising from the Loan Agreement with the Bank. Pursuant to the term sheet, Credit Suisse agreed to accept a cash payment of approximately $22,000 in full and final settlement of all of the Company’s obligations to the Bank and the Bank would forgive the remaining outstanding balance of approximately $15,000. Following the closing on May 28, 2014 of the $25,000 offering of Series D Convertible Preferred Stock and Series C Warrants (Note 16), the Company on May 30, 2014 paid the amount of $22,636 to Credit Suisse, and received the relative Waiver of Debt and Deed of Release and Reassignment, which included the release of all first preferred mortgages, general assignments of collateral and charter assignments (relating to the vessels M/V Free Jupiter , M/V Free Hero and M/V Free Goddess) together with each vessel’s release and reassignment of insurance, as well as the release of all first priority account pledges and guarantee agreements executed by its subsidiaries owning these vessels.

Generally accepted accounting principles require that long-term debt be classified as a current liability when a covenant violation gives the lender the right to call the debt at the balance sheet date, absent a waiver. As a result of the actual breach existing under the Company’s credit facility with NBG (Note 11) acceleration of such debt by its lender could result. Accordingly, as of December 31, 2015, the Company is required to reclassify its long term debt as current liability on its consolidated balance sheet since the Company has not received waiver in respect to the breach discussed above.

The Company is currently exploring several alternatives aiming to manage its working capital requirements and other commitments, including offerings of securities through structured financing agreements (Note 10), sale and lease back of certain vessels (Note 6), disposition of certain vessels in its current fleet (Note 5) and additional reductions in operating and other costs.

The consolidated financial statements as of December 31, 2015, were prepared assuming that the Company would continue as a going concern despite its significant losses and working capital deficit. Accordingly, the financial statements did not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, except for the classification of all debt, as current.